Income Taxes - Summary of Components of Tax Expenses and Benefit (Parenthetical) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure representing major components of tax expense income [line items]
Withholding tax cash payment for interest and other taxes	$ 200	$ 28,300
Deferred tax assets	602,862,000	880,705,000
Mongolia [member]
Disclosure representing major components of tax expense income [line items]
Deferred tax assets relating to tax losses that expire if not recovered against taxable profits	150,700,000
Deferred tax assets	561,900,000	841,300,000
Deferred tax assets relating to accrued but unpaid interest expense and other temporary differences	$ 411,200,000	$ 452,000,000.0